COMMITMENTS - Summary of Contractual Commitments (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Contractual commitments disclosure [line items]
Total	R$ 1,400,107	R$ 2,299,894
Less than one year [member]
Contractual commitments disclosure [line items]
Total	929,288	1,413,904
One to five years [member]
Contractual commitments disclosure [line items]
Total	460,081	885,990
Over five years [member]
Contractual commitments disclosure [line items]
Total	R$ 10,738